Vanguard® Global Minimum Volatility Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.5%)
Australia (3.6%)
	Wesfarmers Ltd.	528,930	20,024
	Telstra Group Ltd.	3,526,720	9,301
	Brambles Ltd.	960,207	9,155
	Medibank Pvt Ltd.	3,618,625	9,060
	Coles Group Ltd.	564,014	5,853
	Transurban Group	570,354	5,011
	Insurance Australia Group Ltd.	1,170,507	4,595
	Santos Ltd.	539,750	2,728
	Aurizon Holdings Ltd.	653,675	1,611
	Computershare Ltd. (XASX)	69,174	1,146
	Steadfast Group Ltd.	288,446	1,116
	Washington H Soul Pattinson & Co. Ltd.	30,785	688
	CAR Group Ltd.	31,641	679
	Ampol Ltd.	16,935	401
			71,368
Belgium (0.1%)
	Colruyt Group NV	42,922	1,961
Brazil (1.5%)
	Itau Unibanco Holding SA ADR	3,010,500	19,869
	Banco Bradesco SA ADR	1,675,722	5,195
	Petroleo Brasileiro SA ADR	261,585	4,290
	Petroleo Brasileiro SA ADR (XNYS)	35,139	600
			29,954
Canada (2.5%)
	Dollarama Inc.	240,125	17,623
	Intact Financial Corp.	103,014	16,110
[1]	Hydro One Ltd.	398,110	11,815
	Fortis Inc. (XTSE)	37,232	1,494
	TMX Group Ltd.	40,587	1,004
	BCE Inc.	22,225	897
	Definity Financial Corp.	16,587	482
	Thomson Reuters Corp.	2,570	381
			49,806
China (2.3%)
	China Shenhua Energy Co. Ltd. Class H	2,654,500	10,070
	Tencent Holdings Ltd.	279,300	9,695
*,1,2	East Buy Holding Ltd.	2,344,521	6,888
[1]	Nongfu Spring Co. Ltd. Class H	953,800	5,176
	Sinopharm Group Co. Ltd. Class H	1,432,400	3,766
	Tsingtao Brewery Co. Ltd. Class H	414,000	2,363
	China Pacific Insurance Group Co. Ltd. Class H	863,600	1,589

		Shares	Market Value ($000)
	BYD Electronic International Co. Ltd.	355,000	1,216
	Yum China Holdings Inc.	34,500	1,187
	Anhui Conch Cement Co. Ltd. Class H	455,414	912
	Want Want China Holdings Ltd.	1,567,000	863
[1]	Meitu Inc.	2,507,000	743
	New China Life Insurance Co. Ltd. Class H	318,300	568
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	94,800	429
[1]	Hygeia Healthcare Holdings Co. Ltd. Class C	113,600	370
			45,835
Finland (0.2%)
	Sampo OYJ Class A	96,026	4,019
France (1.3%)
	Orange SA	1,735,805	20,642
	Edenred SE	48,154	2,876
	Vivendi SE	133,458	1,504
	Bollore SE	68,388	452
			25,474
Germany (0.1%)
	SAP SE	6,501	1,126
[1]	Scout24 SE	8,416	620
	Fielmann Group AG	9,924	516
			2,262
Hong Kong (1.0%)
	CLP Holdings Ltd.	1,286,105	10,229
	Power Assets Holdings Ltd.	1,192,770	6,984
	Chow Tai Fook Jewellery Group Ltd.	828,200	1,122
	MTR Corp. Ltd.	295,000	960
			19,295
India (4.2%)
	ICICI Bank Ltd. ADR	1,216,932	29,693
	Infosys Ltd. ADR	1,239,892	24,624
	Dr Reddy's Laboratories Ltd. ADR	256,481	18,454
	HDFC Bank Ltd. ADR	121,788	6,758
	Wipro Ltd. ADR	196,618	1,113
[1]	Reliance Industries Ltd. GDR	14,942	1,033
			81,675
Indonesia (0.2%)
	Telkom Indonesia Persero Tbk PT ADR	157,981	3,975
Italy (0.1%)
	UnipolSai Assicurazioni SpA	589,372	1,560
Japan (10.9%)
	Softbank Corp.	2,452,700	32,586
	East Japan Railway Co.	425,200	24,318
	Canon Inc.	737,000	20,302
	Central Japan Railway Co.	762,000	19,044
	Skylark Holdings Co. Ltd.	664,100	10,834
	Yamada Holdings Co. Ltd.	3,252,100	9,934
	West Japan Railway Co.	210,100	8,751
	Japan Post Holdings Co. Ltd.	848,100	8,119
	Japan Tobacco Inc.	297,600	7,844
	McDonald's Holdings Co. Japan Ltd.	164,100	7,306
	Kyushu Railway Co.	323,400	7,108
	Osaka Gas Co. Ltd.	316,000	6,654
	KDDI Corp.	162,800	5,394
	Tobu Railway Co. Ltd.	178,600	4,730

		Shares	Market Value ($000)
	Hankyu Hanshin Holdings Inc.	141,500	4,329
	Kagome Co. Ltd.	166,200	4,092
	Nintendo Co. Ltd.	73,200	4,090
	Tokyu Corp.	324,200	3,804
	Shimamura Co. Ltd.	21,200	2,326
	Tokyo Gas Co. Ltd.	96,400	2,215
	Kintetsu Group Holdings Co. Ltd.	63,700	1,966
	Toho Co. Ltd.	59,200	1,928
	Takashimaya Co. Ltd.	119,700	1,668
	ABC-Mart Inc.	90,600	1,570
	ENEOS Holdings Inc.	386,200	1,560
	MOS Food Services Inc.	49,900	1,161
	Yamato Holdings Co. Ltd.	62,100	1,073
	Sawai Group Holdings Co. Ltd.	26,700	1,011
	Alfresa Holdings Corp.	58,800	964
	Oracle Corp. Japan	10,200	804
	Yamazaki Baking Co. Ltd.	26,600	631
	USS Co. Ltd.	33,200	628
	Seven Bank Ltd.	275,300	576
	Haseko Corp.	44,100	573
	Citizen Watch Co. Ltd.	83,700	531
	Kyorin Pharmaceutical Co. Ltd.	43,300	523
	Seino Holdings Co. Ltd.	34,000	497
	COMSYS Holdings Corp.	22,500	493
	Nagoya Railroad Co. Ltd.	31,700	489
	Yoshinoya Holdings Co. Ltd.	21,000	468
	Iwatani Corp.	10,300	460
	Keio Corp.	14,000	410
			213,764
Mexico (0.6%)
	Fomento Economico Mexicano SAB de CV ADR	54,005	7,320
	America Movil SAB de CV ADR	170,076	3,070
	Coca-Cola Femsa SAB de CV ADR	11,657	1,106
			11,496
Netherlands (0.2%)
	Koninklijke KPN NV	1,294,769	4,405
New Zealand (0.1%)
	Fisher & Paykel Healthcare Corp. Ltd.	52,654	760
	Infratil Ltd.	81,484	526
			1,286
Norway (0.4%)
	Orkla ASA	949,009	7,434
Singapore (0.6%)
	Oversea-Chinese Banking Corp. Ltd.	801,961	7,671
	Singapore Exchange Ltd.	676,426	4,723
			12,394
South Korea (2.3%)
	KT&G Corp.	246,823	16,763
	Samsung Electronics Co. Ltd. (XKRX)	266,509	14,481
	SK Hynix Inc.	56,279	5,636
*	Samsung Fire & Marine Insurance Co. Ltd.	13,550	2,681
	Samsung C&T Corp.	19,050	1,968
	Samsung Life Insurance Co. Ltd.	20,362	1,058
*	Industrial Bank of Korea	60,581	568
*	Maeil Dairies Co. Ltd.	18,091	546

		Shares	Market Value ($000)
	S-Oil Corp.	8,116	413
			44,114
Spain (0.2%)
	Industria de Diseno Textil SA	83,816	3,584
	Enagas SA	30,371	494
			4,078
Switzerland (2.7%)
	Swisscom AG (Registered)	49,414	29,564
	Novartis AG (Registered)	119,063	12,313
	Kuehne & Nagel International AG (Registered)	13,938	4,723
[1]	Galenica AG	32,533	2,869
	Banque Cantonale Vaudoise (Registered)	17,241	2,207
	Allreal Holding AG (Registered)	2,370	421
	Zurich Insurance Group AG	777	395
			52,492
Taiwan (3.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	282,334	31,892
[2]	United Microelectronics Corp. ADR	2,304,544	17,768
[2]	ASE Technology Holding Co. Ltd. ADR	1,403,208	13,036
	Chunghwa Telecom Co. Ltd. ADR	145,028	5,450
			68,146
United Kingdom (3.6%)
	BAE Systems plc	1,927,412	28,712
	Compass Group plc	550,229	15,155
	Sage Group plc	735,152	10,945
	Pearson plc	631,202	7,743
	Reckitt Benckiser Group plc	47,798	3,456
	GSK plc	131,743	2,606
	Smiths Group plc	36,416	746
	Shell plc (XETR)	12,891	400
			69,763
United States (56.3%)
	Cencora Inc.	150,884	35,108
	Merck & Co. Inc.	271,169	32,752
	Waste Management Inc.	176,316	32,729
	Republic Services Inc.	190,828	32,654
	AptarGroup Inc.	246,916	32,069
	McDonald's Corp.	108,486	31,756
	International Business Machines Corp.	172,783	31,733
	Amdocs Ltd.	340,417	31,209
	Church & Dwight Co. Inc.	311,719	31,125
	Johnson & Johnson	191,972	30,504
	Roper Technologies Inc.	56,548	30,366
	AbbVie Inc.	184,389	30,314
	Lockheed Martin Corp.	69,564	29,871
	Colgate-Palmolive Co.	346,440	29,170
	Cisco Systems Inc.	574,445	28,826
	Chemed Corp.	48,609	28,815
	General Mills Inc.	372,026	24,148
	Cboe Global Markets Inc.	125,720	23,114
	McKesson Corp.	42,852	21,421
	Gilead Sciences Inc.	269,266	21,073
	Eli Lilly & Co.	31,410	20,279
	Amgen Inc.	63,777	20,043
	White Mountains Insurance Group Ltd.	12,373	19,499
	NewMarket Corp.	33,950	18,938

		Shares	Market Value ($000)
	Dolby Laboratories Inc. Class A	219,184	18,232
[3]	Equity Commonwealth	914,580	17,478
	Progressive Corp.	95,234	16,975
*	Vertex Pharmaceuticals Inc.	37,806	16,384
	Southern Co.	234,100	16,275
*	FTI Consulting Inc.	83,011	15,906
	Motorola Solutions Inc.	49,286	15,747
	Williams Cos. Inc.	446,822	15,487
	Kimberly-Clark Corp.	121,761	14,729
	Walmart Inc.	85,780	14,175
	General Dynamics Corp.	49,761	13,186
	Service Corp. International	191,328	12,842
	Globe Life Inc.	104,417	12,824
	Northrop Grumman Corp.	27,239	12,169
*	Insight Enterprises Inc.	61,062	11,281
*	O'Reilly Automotive Inc.	9,956	10,185
	IDACORP Inc.	105,640	9,780
	Kraft Heinz Co.	240,859	8,943
	Electronic Arts Inc.	63,575	8,747
	J M Smucker Co.	66,062	8,690
	Chevron Corp.	57,014	8,406
*	Check Point Software Technologies Ltd.	49,420	7,854
	Flowers Foods Inc.	334,410	7,625
	Consolidated Edison Inc.	78,280	7,116
	UnitedHealth Group Inc.	13,303	6,808
*	Ryan Specialty Holdings Inc.	154,260	6,683
	Atmos Energy Corp.	57,693	6,574
	Duke Energy Corp.	61,212	5,866
	Silgan Holdings Inc.	127,189	5,843
	W R Berkley Corp.	70,758	5,794
*	Kirby Corp.	71,618	5,633
	Sonoco Products Co.	94,660	5,386
*	CommVault Systems Inc.	57,875	5,306
	Cheniere Energy Inc.	31,716	5,201
	TJX Cos. Inc.	48,200	4,575
*	Grand Canyon Education Inc.	31,546	4,120
	Maximus Inc.	50,342	4,084
	InterDigital Inc.	38,467	4,041
	PNM Resources Inc.	102,310	3,707
	Coca-Cola Co.	61,156	3,638
	Progress Software Corp.	63,549	3,610
	Campbell Soup Co.	75,639	3,376
	Huntington Ingalls Industries Inc.	13,018	3,371
*	Berkshire Hathaway Inc. Class B	7,993	3,067
	Selective Insurance Group Inc.	28,917	3,032
	Murphy USA Inc.	7,355	2,593
	Hormel Foods Corp.	82,601	2,509
*	CACI International Inc. Class A	6,564	2,256
	Science Applications International Corp.	13,513	1,725
	Kellanova	28,015	1,534
*	Huron Consulting Group Inc.	14,332	1,484
	WaFd Inc.	49,591	1,440
	MDU Resources Group Inc.	73,056	1,425
	Loews Corp.	18,331	1,336
*	NetScout Systems Inc.	60,634	1,304
*	CCC Intelligent Solutions Holdings Inc.	116,643	1,282
	Laureate Education Inc.	99,408	1,254
	Graham Holdings Co. Class B	1,661	1,197

		Shares	Market Value ($000)
	Matson Inc.	10,456	1,171
	RLI Corp.	8,364	1,141
	American States Water Co.	15,287	1,140
	Procter & Gamble Co.	6,658	1,046
*	Prestige Consumer Healthcare Inc.	15,758	970
*	Regeneron Pharmaceuticals Inc.	980	924
*	Meta Platforms Inc. Class A	2,267	884
	TFS Financial Corp.	66,194	882
	PepsiCo Inc.	4,465	752
	Exxon Mobil Corp.	7,214	742
	Quest Diagnostics Inc.	4,170	536
*	Enstar Group Ltd.	1,969	525
	J & J Snack Foods Corp.	3,101	494
	CME Group Inc.	2,371	488
	New Jersey Resources Corp.	9,286	379
			1,101,680
Total Common Stocks (Cost $1,582,400)			1,928,236
Preferred Stock (0.3%)
	Samsung Electronics Co. Ltd. Preference Shares (Cost $4,801)	115,461	5,052
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[4,5]	Vanguard Market Liquidity Fund, 5.410% (Cost $22,063)	220,703	22,068
Total Investments (99.9%) (Cost $1,609,264)			1,955,356
Other Assets and Liabilities—Net (0.1%)			2,418
Net Assets (100%)			1,957,774
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $29,943,000, representing 1.5% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,591,000.
3	Securities with a value of $1,034,000 have been segregated as initial margin for open futures contracts.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $20,396,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2024	63	15,342	(59)
Euro Stoxx 50 Index	March 2024	32	1,613	29
S&P ASX 200 Index	March 2024	4	501	11
Topix Index	March 2024	9	1,561	127
				108

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Citibank, N.A.	2/15/24	AUD	4,123	USD	2,759	—	(53)
BNP Paribas	2/15/24	CAD	24,775	USD	18,386	45	—
BNP Paribas	2/15/24	CAD	5,886	USD	4,397	—	(18)
Citibank, N.A.	2/15/24	CHF	2,922	USD	3,443	—	(51)
Deutsche Bank AG	2/15/24	EUR	2,264	USD	2,479	—	(31)
BNP Paribas	2/15/24	HKD	13,319	USD	1,706	—	(1)
BNP Paribas	2/15/24	JPY	608,077	USD	4,243	—	(102)
State Street Bank & Trust Co.	2/20/24	TWD	99,171	USD	3,213	—	(36)
State Street Bank & Trust Co.	2/15/24	USD	76,898	AUD	114,800	1,546	—
UBS AG	2/16/24	USD	30,548	BRL	149,693	379	—
Toronto-Dominion Bank	2/15/24	USD	72,626	CAD	97,214	305	—
Royal Bank of Canada	2/15/24	USD	57,922	CHF	49,067	969	—
JPMorgan Chase Bank, N.A.	2/15/24	USD	46,552	EUR	42,466	629	—
Citibank, N.A.	2/15/24	USD	63,808	GBP	50,145	251	—
BNP Paribas	2/15/24	USD	6,184	GBP	4,875	5	—
Barclays Bank plc	2/15/24	USD	63,735	HKD	497,686	46	—
State Street Bank & Trust Co.	2/15/24	USD	4,815	HKD	37,602	3	—
JPMorgan Chase Bank, N.A.	2/15/24	USD	4,126	IDR	64,142,370	62	—
Toronto-Dominion Bank	2/15/24	USD	76,326	INR	6,350,488	—	(104)
JPMorgan Chase Bank, N.A.	2/15/24	USD	5,148	INR	428,325	—	(7)
State Street Bank & Trust Co.	2/15/24	USD	985	INR	81,925	—	(1)
UBS AG	2/15/24	USD	215,822	JPY	30,857,153	5,664	—
State Street Bank & Trust Co.	2/15/24	USD	51,771	KRW	68,189,021	629	—
Deutsche Bank AG	2/15/24	USD	11,737	MXN	199,423	180	—
State Street Bank & Trust Co.	2/15/24	USD	8,834	NOK	91,384	142	—
Toronto-Dominion Bank	2/15/24	USD	1,248	NZD	1,999	26	—
JPMorgan Chase Bank, N.A.	2/15/24	USD	13,622	SGD	18,086	131	—
BNP Paribas	2/20/24	USD	67,110	TWD	2,071,470	745	—
Goldman Sachs International	2/20/24	USD	6,249	TWD	195,713	—	(21)
						11,757	(425)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
NZD—New Zealand dollar.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.

At January 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $11,259,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,192,936	—	—	1,192,936
Common Stocks—Other	152,763	582,537	—	735,300
Preferred Stock	—	5,052	—	5,052
Temporary Cash Investments	22,068	—	—	22,068
Total	1,367,767	587,589	—	1,955,356
Derivative Financial Instruments
Assets
Futures Contracts[1]	167	—	—	167
Forward Currency Contracts	—	11,757	—	11,757
Total	167	11,757	—	11,924
Liabilities
Futures Contracts[1]	59	—	—	59
Forward Currency Contracts	—	425	—	425
Total	59	425	—	484
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.